18. Transactions with Related Parties (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Total deposits with related parties	$ 5,382,564	$ 7,901,009
Amount of rental income received	37,062	37,177
Amount paid to CFSG	$ 45,892	$ 36,318